Minimum capital requirements - Mexican Banking GAAP (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital requirements
Computable capital	$ 168,616	$ 151,458
Core capital	165,626	158,786
Supplementary capital	27,928	27,203
Deductible items	(49,547)	(44,479)
Subordinated Additional Tier 1 Capital Notes	24,609	9,948
Capital requirements	62,564	61,127
Excess of capital requirements	106,052	90,331
Risk-weighted assets	782,050	796,836
Capital requirements, Market risk
Capital requirements
Capital requirements	15,354	15,398
Capital requirements, Credit risk
Capital requirements
Capital requirements	41,416	43,215
Capital requirements, Operational risk
Capital requirements
Capital requirements	$ 5,794	$ 5,133